INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	$ 91	$ 80	$ 52
Gross increases – tax positions in prior years	9	6	5
Gross decreases – tax positions in prior years	(1)	0	(1)
Gross increases – tax positions in current year	16	7	26
Lapse of statutes of limitations	(30)	(2)	(2)
Unrecognized Tax Benefit at End of Year	$ 85	$ 91	$ 80